Document and Entity Information Document		12 Months Ended
	Feb. 28, 2023	Dec. 25, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0001567892
Written Communications	false
Entity Incorporation, State or Country Code	L2
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	Mallinckrodt plc
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Entity Address, Address Line One	College Business & Technology Park
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	15
Entity Address, Country	IE
City Area Code	1
Local Phone Number	696 0000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Country Region	353
Title of 12(b) Security		Ordinary shares, par value $0.01 per share
Trading Symbol		MNK
Security Exchange Name		NYSEAMER